Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 642,421	€ 602,392
Central bank funds purchased and securities sold under repurchase agreements	2,710	2,215
Securities loaned	2	3
Financial liabilities at fair value through profit or loss	393,378	356,973
Other short-term borrowings	9,895	9,620
Other liabilities	88,347	107,337
Provisions	3,326	2,448
Liabilities for current tax	492	369
Long-term debt	20,628	30,942
Trust preferred securities	287	289
Total liabilities before deferred tax liabilities	1,161,486	1,112,588
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	25,279	23,095
Central bank funds purchased and securities sold under repurchase agreements	1,030	823
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	19,032	9,521
Other short-term borrowings	0	0
Other liabilities	7,269	5,681
Provisions	0	0
Liabilities for current tax	228	262
Long-term debt	94,270	88,448
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	147,109	127,830
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	667,701	625,486
Central bank funds purchased and securities sold under repurchase agreements	3,740	3,038
Securities loaned	2	3
Financial liabilities at fair value through profit or loss	412,409	366,494
Other short-term borrowings	9,895	9,620
Other liabilities	95,616	113,018
Provisions	3,326	2,448
Liabilities for current tax	720	631
Long-term debt	114,899	119,390
Trust preferred securities	287	289
Total liabilities before deferred tax liabilities	1,308,594	1,240,418
Deferred tax liabilities	574	517
Total liabilities	€ 1,309,168	€ 1,240,935